Joint ventures (Details) - Schedule of Lifezone’s Joint Ventures	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Kelltech Limited [Member]
Schedule of Lifezone’s Joint Ventures [Line Items]
Country of incorporation	Mauritius
Principal place of Business	Mauritius
Percentage of Ownership (%)	50.00%	50.00%
Kelltechnology South Africa (RF) Proprietary Ltd [Member]
Schedule of Lifezone’s Joint Ventures [Line Items]
Country of incorporation	South Africa
Principal place of Business	South Africa
Percentage of Ownership (%)	33.00%	33.00%
Kellplant Proprietary Ltd [Member]
Schedule of Lifezone’s Joint Ventures [Line Items]
Country of incorporation	South Africa
Principal place of Business	South Africa
Percentage of Ownership (%)	33.00%	33.00%